Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	May 23, 2018	May 22, 2018	Dec. 31, 2004
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000	100,000,000
Common stock, shares issued (in shares)	141,671,462	121,564,990	90,759,324
Common stock, shares outstanding (in shares)	141,671,462	121,564,990	90,759,324
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000			5,000,000